Shareholders' Deficiency	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Shareholders' Deficiency [Abstract]
Shareholders' Deficiency

Note 7. Shareholders’ Deficiency

Preferred Stock

The Company has 350,000 shares of preferred stock authorized, none of which are issued or outstanding.

Common Stock

During the nine months ended September 30, 2016, the Company issued the following shares of common stock:

•         In several separate transactions the Company issued 266,830 shares of common stock pursuant to the equity line with Lincoln Park Capital Fund, LLC (“Lincoln Park”);

•         On May 31, 2016, the Company issued 5,000 shares of common stock to a vendor for partial consideration for services performed. The market price of the Company’s common stock was $7.30 on the date issued and the shares were vested on the date of grant.

•         On August 29, 2016, the Company issued 2,500 shares of common stock to a vendor for partial consideration for services performed. The market price of the Company’s common stock was $6.40 on the date issued and the shares were vested on the date of grant.

•         On September 9, 2016, the Company and SciClone entered into an exclusive license agreement (the “License Agreement”), pursuant to which the Company granted rights to SciClone to develop, promote, market, distribute and sell SGX942 in the People’s Republic of China, including Hong Kong and Macau, as well as Taiwan, South Korea and Vietnam (the “Territory”). Under the terms of the License Agreement, SciClone will be responsible for all aspects of development, product registration and commercialization in the Territory, having access to data generated by the Company. In exchange for exclusive rights, SciClone will pay to the Company royalties on net sales, and the Company will supply commercial drug product to SciClone on a cost-plus basis, while maintaining worldwide manufacturing rights. The Company also entered into a common stock purchase agreement with SciClone pursuant to which we sold 352,942 shares of our common stock to SciClone for an aggregate price of $3,000,000.

Equity Line Facilities

In March 2016, the Company entered into a common stock purchase agreement with Lincoln Park. The Lincoln Park equity facility allows the Company to require Lincoln Park to purchase up to 10,000 shares (“Regular Purchase”) of the Company’s common stock every two business days, up to an aggregate of $12.0 million over approximately a 36-month period with such amounts increasing as the quoted stock price increases. The Regular Purchase may be increased up to 15,000 shares of common stock if the closing price of the common shares is not below $10.00, up to 20,000 shares of common stock if the closing price of the common shares is not below $15.00 and up to 25,000 shares of common stock if the closing price of the common shares is not below $20.00. The purchase price for the Regular Purchase shall be equal to the lesser of (i) the lowest sale price of the common shares during the purchase date, or (ii) the average of the three lowest closing sale prices of the common shares during the twelve business days prior to the purchase date. Each Regular Purchase shall not exceed $750,000. Furthermore, for each purchase by Lincoln Park, additional commitment shares in commensurate amounts up to a total of 50,000 shares will be issued based upon the relative proportion of the aggregate amount of $12.0 million. In addition to the Regular Purchase and provided that the closing price of the common shares is not below $7.50 on the purchase date, the Company in its sole discretion may direct Lincoln Park on each purchase date to purchase on the next stock trading day (Accelerated Purchase Date”) additional shares of Company stock up to the lesser of (i) three times the number of shares purchased following a Regular Purchase or (ii) 30% of the trading volume of shares traded on the Accelerated Purchase Date at a price equal to the lesser of the closing sale price on the Accelerated Purchase Date or 95% of the Accelerated Purchase Date’s volume weighted average price.

Upon entering into the agreement, the Company issued 10,000 shares of common stock as consideration for its commitment to purchase shares of our common stock under the purchase agreement. The value of these shares on the date granted was $81,000, which was accounted for as a stock issuance cost.

During the quarter ended September 30, 2016, the Company sold Lincoln Park 110,000 shares of common stock for an aggregate price of $676,510 and issued 2,819 additional shares of common stock with a value of $17,377 to Lincoln Park as a commitment fee pursuant to the terms of the agreement. The additional shares issued as a commitment fee were accounted for as a stock issuance cost.

Note 7. Shareholders’ Deficiency

Preferred Stock

The Company has 350,000 shares of preferred stock authorized, none of which are issued or outstanding.

Common Stock

The following items represent transactions in the Company’s common stock for the year ended December 31, 2015:

•	In February 2015, the Company issued 70,179 shares of common stock in connection with the exercise of stock warrants;
•	In March 2015, the Company issued 48,200 shares of common stock in connection with the exercise of stock warrants;
•	In March 2015, the Company issued 15,301 shares of common stock pursuant to the Lincoln Park facility;
•	In April 2015, the Company issued 35,679 shares of common stock in connection with the exercise of stock warrants;
•	In April 2015, the Company issued 812 shares of common stock in connection with the exercise of stock options;
•	In May 2015, the Company issued 7,636 shares of common stock pursuant to the Lincoln Park facility;
•	In June 2015, the Company issued 38,425 shares of common stock pursuant to the Lincoln Park facility;
•	In June 2015, the Company issued 19,871 shares of common stock in connection with the exercise of stock warrants;
•	In July 2015, the Company issued 714 shares of common stock in connection with the exercise of stock warrants;
•	In September 2015, the Company issued 60,954 shares of common stock pursuant to an Equity Line Purchase Agreement;
•	In September 2015, the Company issued 2,500 shares of common stock in connection with the exercise of stock options;
•	In October 2015, the Company issued 15,184 shares of common stock pursuant to the Lincoln Park facility;
•	In November 2015, the Company issued 7,589 shares of common stock pursuant to the Lincoln Park facility;
•	In December 2015, the Company issued 393,623 shares of common stock pursuant to an Equity Line Purchase Agreement;
•	In nine separate transactions, the Company issued 16,628 fully vested shares of common stock as partial consideration for services performed.

The following items represent transactions in the Company’s common stock for the year ended December 31, 2014:

•	In January 2014, the Company issued 7,788 shares of common stock in connection with the cashless exercise of 25,000 stock warrants;
•	In March 2014, the Company issued 7,694 shares of common stock pursuant to the Lincoln Park facility;
•	In April 2014, the Company issued 7,691 shares of common stock pursuant to the Lincoln Park facility;
•	In May 2014, the Company issued 4,307 shares of common stock upon the execution of an agreement to evaluate specific oncology technology;
•	In May 2014, the Company issued 2,917 shares of common stock upon the exercise of vested stock options;
•	In July 2014, the Company issued 7,690 shares of common stock pursuant to the Lincoln Park facility;
•	In July 2014, the Company issued 750 shares of common stock upon the exercise of vested stock options;
•	In August 2014, the Company issued 6,512 shares of common stock with the cashless exercise of 33,608 stock warrants;
•	In September 2014, the Company issued 184,911 shares of common stock in connection with the Hy BioPharma Acquisition of in process research and development.
•	In December 2014, the Company issued 188,653 shares of common stock and 116,932 warrants pursuant to a registered direct unit offering of common stock and warrants. The Company received net proceeds of $1,937,894 from this offering.
•	In four separate transactions, the Company issued 12,100 shares of common stock as partial consideration for services performed.

Equity Line Purchase Agreement

On July 29, 2015, the Company entered into the Equity Line Purchase Agreements and a registration rights agreements with accredited institutional investors, Kodiak Capital Group, LLC (“Kodiak Capital”), Kingsbrook Opportunities Master Fund LP (“Kingsbrook”) and River North Equity, LLC (“River North” and, together with Kodiak Capital and Kingsbrook, the “Investors”). Under the Equity Line Purchase Agreements, the Investors agreed to purchase from the Company up to an aggregate of $10 million worth of shares of common stock, from time to time. In accordance with the registration rights agreements, the Company has filed with the U.S. SEC a registration statement to register for resale under the Securities Act of 1933, as amended, the shares of common stock that may be issued to the Investors under the Equity Line Purchase Agreements.

From the date that the SEC declared the registration statement effective, in August 2015, until December 31, 2016, the Company has the right to sell up to $5 million, $4 million and $1 million worth of shares of common stock to Kodiak Capital, Kingsbrook and River North, respectively. The Company will control the timing and amount of future sales, if any, of common stock to the Investors under the Equity Line Purchase Agreements. The purchase price of the shares will be equal to eighty percent (80%) of the lowest daily volume weighted average price of the common stock for any trading day during the five consecutive trading days immediately following the date of the Company’s notice to the Investors requesting the purchase. There is no minimum amount that the Company may require the Investors to purchase at any one time. The Company may not require the Investors to purchase more than $3 million worth of shares of common stock during any seven day period and may not require any of the Investors to purchase shares of common stock if such purchase would result in such Investor’s beneficial ownership exceeding 9.99% of the outstanding common stock.

The Equity Line Purchase Agreements contain customary representations, warranties, covenants, closing conditions, and indemnification and termination provisions. Each of the Investors has covenanted not to cause or engage in any manner whatsoever any direct or indirect short selling of the common stock.

In consideration for entering into the Equity Line Purchase Agreements, the Company issued to each of the Investors a promissory note having a principal amount equal to 3% of the total amount committed by such Investor. The principal amount due under the promissory notes does not accrue interest and is payable by April 15, 2016 (see Note 4).

The Equity Line Purchase Agreements may be terminated by the Company at any time at its discretion without any cost to the Company.

The initial drawdown under the Equity Line Purchase Agreements was $500,000 offset by issuance cost of $453,162, which is included in the Consolidated Statements of Changes in Shareholders’ Deficiency. Issuance costs include professional fees, 3% commitment fee (promissory notes payable by April 15, 2016) and SEC filing fees.

In December 2015, a second drawdown was made, whereby under the Equity Line Purchase Agreements, the Company issued 393,624 shares of common stock receiving proceeds of $2,000,000.

On March 7, 2016, in accordance with the terms of the Equity Line Purchase Agreements, the Company exercised its right to terminate the Purchase Agreements upon written notice to the Investors. The Company did not incur any penalties as a result of this termination.

Equity Line

In November 2013, the Company entered into a common stock purchase agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”). The Lincoln Park equity facility allows the Company to require Lincoln Park to purchase up to 7,500 shares (“Regular Purchase”) of the Company’s common stock every two business days, up to an aggregate of $10.6 million over approximately a 36-month period depending on certain conditions, including the quoted market price of the Company’s common stock on such date. The purchase price for the Regular Purchase shall be equal to the lesser of (i) the lowest sale price of the common shares during the purchase date, or (ii) the average of the three lowest closing sale prices of common shares during the twelve business days prior to the purchase date. Each Regular Purchase shall not exceed $750,000. Furthermore, for each additional purchase by Lincoln Park, additional commitment shares in commensurate amounts up to a total of 12,207 shares will be issued based upon the relative proportion of the aggregate amount of $10.0 million. The Regular Purchase amount may be increased up to 10,000 shares of common stock if the closing price of the common shares is not below $25.00. In addition to the Regular Purchase and provided that the closing price of the common shares is not below $15.00 on the purchase date, the Company in its sole discretion may direct Lincoln Park on each purchase date to purchase on the next stock trading day (“Accelerate Purchase Date”) additional shares of Company stock up to the lesser of (i) two times the number of shares purchased following a Regular Purchase or (ii) 30% of the trading volume of shares traded on the Accelerated Purchase Date as a price equal to the lesser of the closing sale price on the Accelerated Purchase Date or 95% of the Accelerated Purchase Date’s volume weighted average price.

During the year ended December 31, 2014, in three separate transactions, the Company sold 22,500 shares of common stock and issued 575 commitment shares receiving net proceeds of $470,475. During the year ended December 31, 2015, in nine separate transactions, the Company sold 82,500 shares of common stock and issued 1,635 commitment shares receiving net proceeds of $1,339,177.